Transactions with Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Transactions with Related Parties
Balance, beginning of year	$ 16,072,431	$ 16,774,535
Loans - New Directors	2,274,378	0
New loans to existing Principal Officers/Directors	5,091,531	1,902,000
Repayment	(7,720,758)	(2,604,104)
Balance, end of year	$ 15,717,582	$ 16,072,431